Related Party Transactions - Schedule of Transactions with Interested and Related Parties (Details) - USD ($) $ in Thousands		Sep. 30, 2024	Dec. 31, 2023
Other payables [Member]
Schedule of Transactions with Interested and Related Parties [Line Items]
Total Current	[1]	$ 6,569	$ 4,751
Related Party [Member]
Schedule of Transactions with Interested and Related Parties [Line Items]
Total Current		6,569	4,751
Total Non Current		23,675	29,688
Payables due to the transfer of SunCar Online [Member]
Schedule of Transactions with Interested and Related Parties [Line Items]
Total Non Current	[2]	$ 23,675	$ 29,688

[1]	Other payables were for the ordinary course of operation, which were interest free, unsecure and could be settled on demand.
[2]

On December 3, 2021, Shengda Group transfered all of its equity interest, which was 55.09% as of the transfer date, of SunCar Online to Shanghai Feiyou, at price RMB4 per share, totaling RMB282 million. Upon completion of the transfer, Feiyou is liable to Shengda Group RMB282 million for the transfer of SunCar Online. As a result of the disposal of Shengda Group, Shengda Group became the related party of the Group, and the balance due to Shengda Group was presented as amount due to a related party. On March 1, 2022, the Group entered into a share purchase agreement (the “SPA”) with an affiliate of Mr. Ye to transfer the total equity of Shengda Group with the consideration of RMB 1. Pursuant to the SPA, the Group agreed to repay the debt owed to Shengda Group by full before June 1, 2023.

In April 2023, the Group negotiated with Shengda Group and consented to have an extension of payment to extend the repayment date to December 31, 2025, with annual interest rate of 1% from June 1, 2023 to December 31, 2025. Therefore, the Group reclassified the balance to non-current portion after the extension.